UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X   Rule 15-Ga-1(c)(2) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)) for the reporting period

     October 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported):       May 11, 2023

Wells Fargo Commercial Mortgage Securities, Inc.

Commission File Number of Securitizer:     025-00461

Central Index Key Number of Securitizer:     850779

     Robin Martin - (615) 460-3336
Name and telephone number, including area code,
of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period Pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period Pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Provide the disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) according to the filing requirements of Rule 15Ga-1(c)(2).

Item 2 Exhibits

EX-1      Table of all assets securitized by the Securitizer that were the subject of a demand to repurchase or replace for breach of the representations and warranties concerning the pool assets for all asset-backed securities held by non-affiliates of the Securitizer during the reporting period.

EX-2      Explanatory Notes

This Form ABS-15G/A amends the Form ABS-15G filed by Wells Fargo Commercial Mortgage Securities, Inc on February 9, 2023. This Form ABS-15G/A contains all applicable Reportable Information (as defined below) that we know and is available to us without unreasonable effort or expense. We have gathered the information set forth in this Form ABS-15G/A by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), and (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G/A ("Reportable Information"). The information in this Form-ABS 15G/A has not been verified by any third party.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

     Wells Fargo Commercial Mortgage Securities, Inc.      (Securitizer)

Date:         May 11, 2023

     /s/ Brigid Mattingly     (Signature)
Brigid Mattingly, Executive Vice President